DEBT AND EQUITY SECURITIES HELD-FOR-TRADING	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets held for trading through profit or losses [Abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]
NOTE 7 – DEBT AND EQUITY SECURITIES HELD-FOR-TRADING

The balance of debt and equity securities held for trading comprises the following as of December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
Debt securities
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	1,229,606	Ps.	965,739
Securities issued or secured by other Colombian Government entities		48,355		38,400
Securities issued or secured by other financial entities		833,860		737,884
Securities issued or secured by Non-financial sector entities		17,869		18,657
Others		50,417		66,296
	Ps.	2,180,107	Ps.	1,826,976

In foreign currency
Securities issued or secured by Colombian Government		1,613		19,716
Securities issued or secured by other Colombian Government entities		21,709		21,076
Securities issued or secured by Foreign Governments		92,931		88,095
Securities issued or secured by Central Banks		34,095		74,727
Securities issued or secured by other financial entities		303,665		313,129
Others		16,416		183
	Ps.	470,429	Ps.	516,926
Total trading debt securities	Ps.	2,650,536	Ps.	2,343,902

Equity securities

In Colombian Pesos
Corporate Stock	Ps.	4,188	Ps.	3,233
Investment Funds		802,941		644,063
Pension and severance funds (1)		1,279,009		1,100,318
	Ps.	2,086,138	Ps.	1,747,614

In foreign currency
Corporate Stock		49,812		-
Investment Funds		13,210		-
	Ps.	63,022	Ps.	-
Total Equity Securities	Ps.	2,149,160	Ps.	1,747,614
Total Trading Securities	Ps.	4,799,696	Ps.	4,091,516

(1)	Pursuant to Colombian rules the subsidiary Porvenir S. A. is required to directly invest in mandatory severance and pension funds managed by Porvenir, 1% of the total assets of these funds.

For the years ended December 31, 2017, 2016 and 2015, dividends from these equity investments in the amount of Ps.50,439, Ps. 28,027 and Ps. 33,611 respectively, were recognized in profit or loss.

The following is a list of held-for-trading financial assets that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks (See note 21).

	December 31, 2017		December 31, 2016
Pledged as collateral in money market operations
Securities issued or secured by Central Banks	Ps.	5,217	Ps.	5,611
Securities issued or secured by Foreign Governments		54,644		50,831
Securities issued or secured by Colombian Government		744,332		562,986
Securities issued or secured by other financial entities		9,590		9,693
	Ps.	813,783	Ps.	629,121
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	29,292	Ps.	-
		29,292		-
	Ps.	843,075	Ps.	629,121

(*) Cámara de Riesgo Central de Contraparte – CRCC, Banco de la República – BR and Bolsa de Valores de Colombia - BVC